Note 19 - Contingencies (Detail)	1 Months Ended			12 Months Ended	0 Months Ended			1 Months Ended
	Jan. 31, 2011 USD ($)	Jul. 22, 2010 USD ($)	Jul. 22, 2010 CNY	Dec. 31, 2012 USD ($)	May 03, 2012 Attorney's Fees Awarded to MPS [Member] USD ($)	May 03, 2012 Costs Awarded to MPS - Order 1 [Member] USD ($)	May 03, 2012 Costs Awarded to MPS - Order 2 [Member] USD ($)	Aug. 31, 2012 Court Bonds [Member] USD ($)	Nov. 11, 2010 Plaintiff [Member] CNY	Dec. 31, 2012 Deposits For Court Bonds [Member] USD ($)
Loss Contingency, Damages Awarded, Value					$ 8,419,429	$ 663,151	$ 339,315
Supersedeas Bond, Value								9,550,000
Restricted Cash and Cash Equivalents										10,000,000
				9,422,000
Loss Contingency, Damages Sought, Value		387,000	2,560,000
Commitments And Contingencies Bond Posted (in Yuan Renminbi)									2,649,641
Commitments And Consideration Povisional Seizure] (in Yuan Renminbi)									2,560,240
Litigation Settlement, Gross	$ 850,000			$ 100,000